Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

22. Revenue

The following table presents revenue disaggregation by types of products:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Merchandise sales
Watches	1,772,466	1,218,573	1,034,461
Bags	797,700	1,518,841	1,119,800
Clothing, Footwear and Accessories	1,412,024	2,444,133	2,044,598
Jewelleries	856,110	1,043,535	764,321
Other products	406,146	384,792	827,068
Total merchandise sales	5,244,446	6,609,874	5,790,248
Marketplace and other services:
Marketplace services	86,720	182,895	200,051
Other services	56,411	52,811	29,382
Total marketplace and other services:	143,131	235,706	229,433
Total revenues	5,387,577	6,845,580	6,019,681

22. Revenue (Continued)

The following table summarizes the Group’s revenues from the following geographic areas:

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC, excluding Hong Kong	4,816,463	5,880,969	5,220,524
Hong Kong	554,376	952,508	789,667
Others	16,738	12,103	9,490
Total revenues	5,387,577	6,845,580	6,019,681